UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22310

FactorShares Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

SR Services, LLC
300 Delaware Ave, Suite 800
Wilmington, DE  19801
(Name and address of agent for service)

(877) 756-PURE
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2015

PureFunds™ ISE Junior Silver
(Small Cap Miners/Explorers) ETF
Ticker: SILJ

PureFunds™ ISE Cyber Security ETF
Ticker: HACK

PureFunds™ ETFs

TABLE OF CONTENTS
March 31, 2015

PureFunds™ ETFs

Dear Shareholder,

Thus far, 2015 has been a banner year for PureFunds.  With our most recent ETF launched in November 2014, our PureFunds ISE Cyber Security ETF (NYSE Arca Ticker: HACK) has been an immediate success.  Cyber security has been a frequent headline grabber and investors have noticed.  The timeliness and popularity of HACK has propelled a growth in total Assets Under Management for PureFunds which currently stands at $756 million (as of 5/27/15).

Not only has 2015 been a strong year for asset growth in PureFunds ETFs, but we are also extremely proud to have won the following awards announced in 2015:

Most Innovative ETP of 2014 - Capital Link ETP/ETF Awards
Most Innovative ETF of 2014 (Americas) - Global ETF Awards
Most Marketable Ticker of 2014 (Americas) - Global ETF Awards
Ticker of the Year 2014 - ETF.com Awards

Determined to increase our position in the financial community, PureFunds has also participated in cross-listing HACK on the Bolsa Mexicana de Valores, a move to turn PureFunds into an internationally recognized company and leader in technology related Exchange Traded Products.   We are extremely proud of the many accomplishments PureFunds has achieved with its partners to date and strive to continue providing investors with access to in-demand investment themes and strategies.

Although HACK has received the lion’s share of PureFunds’ media related attention in 2015, we are still excited to see what the rest of the year (and years to come) will bring for the silver markets.  Silver prices continue to remain weak which has put pressure on many of the larger primary silver producers.  PureFunds Junior Silver ETF (SILJ) focuses on a different area: companies exploring for silver and small-cap silver producers.  We believe that a rise in the demand for silver could put significant upward pressure on silver prices which may benefit companies held by our Junior Silver ETF, SILJ.

On behalf of PureFunds and our industry leading partners, I would like to thank you for your continued interest in PureFunds and our unique suite of ETFs.  We endeavor to provide our investors with new and innovative products and look forward to continuing this tradition for years to come.

You can find further details about HACK and SILJ by visiting www.pureetfs.com, or by calling 1-877-756-PURE.
Sincerely,

Samuel Masucci III
Chairman of the Board

PureFunds™ ETFs

Past performance does not guarantee future results.

The opinions expressed above are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Funds. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. Non-diversified funds may concentrate assets in fewer individual holdings than a diversified fund. Therefore, the Funds may be more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Funds invest. Fund returns may not match or achieve a high degree of correlation with the return of the Index. To the extent the Funds utilize a sampling approach, it may experience tracking error to a greater extent than if a Fund had sought to replicate the Index. The PureFunds ISE Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized.

The ETF.com Awards Dinner gathers to celebrate and recognize the achievements, the successes and the continued progress of the ETF industry. Awards were based on nominations by a committee of analysts and industry specialists who actively follow ETP/ETFs.  ETF.com is the world’s leading authority on exchange-traded funds. ETF.com delivers clear, independent and authoritative education and analysis about ETFs online, in print and at its industry-leading events. The firm’s marquee properties include its website (ETF.com), its print publications (ETF Report and ETF Report UK) and its conferences, highlighted by the largest ETF conferences in the world, Inside ETFs and Inside ETFs Europe., visit www.ETF.com

The Annual ETF Global Awards brings together some of the most innovative and progressive industry experts within the ETP space. The awards are determined by statistical ranking information conducted by expert ETF analysts and votes sent to industry participants worldwide. The results are a representation of global industry views and a testament to the leaders and emerging players in the ETP space. For more information on the Annual ETF Global Awards, visit www.globaletfawards.com

Capital Link is the host of the Annual Closed End Fund & ETP Awards, which aim to identify and recognize those fund sponsors and executives who consistently apply high standards of financial disclosure, investor and shareholder relations and innovation. The CEF & ETP Awards are based on nominations by a committee of analysts and industry specialists who actively follow CEFs and ETFs. For a complete list of award recipients, visit www.capitallink.com

PureFunds™ ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2015 (unaudited)

	PureFundsTM ISE
	Junior Silver	PureFundsTM
	(Small Cap	ISE Cyber
	Miners/Explorers)	Security
	ETF	ETF
As a percent of net assets:
Canada	82.0%	0.8%
Finland	—	2.5
Israel	—	13.1
Japan	—	4.2
Netherlands	—	4.9
Poland	—	0.2
Republic of Korea	—	4.7
United Kingdom	12.3	—
United States	2.7	69.4
Short-Term and other Net Assets	3.0	0.2
	100.0%	100.0%

PureFunds™ ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF

Schedule of Investments
March 31, 2015 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS - 97.0%
Metals & Mining - 97.0%
Canada - 82.0%
Alexco Resource Corporation (a)	292,228	$109,585
Aurcana Corporation (a)	244,602	47,316
Bear Creek Mining Corporation (a)	230,358	212,798
Endeavour Silver Corporation (a)	140,719	267,366
Excellon Resources, Inc. (a)	92,854	41,788
Fortuna Silver Mines, Inc. (a)	140,790	531,346
Great Panther Silver Ltd. (a)	356,526	206,785
Impact Silver Corporation (a)	78,054	11,401
Kootenay Silver, Inc. (a)	70,964	23,532
MAG Silver Corporation (a)	88,406	547,237
Mandalay Resources Corporation (a)	507,500	364,632
Minco Silver Corporation (a)	34,514	13,353
Mirasol Resources Ltd. (a)	52,414	38,073
Revett Mining Company, Inc (a)	7,000	3,150
Sabina Gold & Silver Corporation (a)	530,000	144,369
Santacruz Silver Mining Ltd. (a)	260,311	53,437
Scorpio Mining Corporation (a)	559,619	81,741
Sierra Metals, Inc. (a)	182,230	224,451
Silver Standard Resources, Inc. (a)	45,095	203,658
Silvercorp Metals, Inc. (a)	176,837	205,243
SilverCrest Mines, Inc. (a)	189,718	208,210
Trevali Mining Corporation (a)	262,278	217,435
		3,756,906
United Kingdom - 12.3%
Hochschild Mining Plc (a)	429,054	564,854
United States - 2.7%
Golden Minerals Company (a)	231,794	94,827
Silver Bull Resources, Inc. (a)	275,352	30,289
		125,116
Total Metals & Mining		4,446,876

TOTAL COMMON STOCKS (Cost $7,428,766)		4,446,876
Total Investments (Cost $7,428,766) - 97.0%		4,446,876
Other Assets in Excess of Liabilities - 3.0%		137,079
TOTAL NET ASSETS - 100.0%		$4,583,955

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2015 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS - 99.8%
Canada - 0.8%
Absolute Software Corporation (a)	487,534	$3,895,499
Finland - 2.5%
F-Secure OYJ	4,277,151	12,371,278
Israel - 13.1%
Check Point Software Technologies, Ltd. (a)	241,806	19,820,838
Cyber-Ark Software Ltd (a)	487,963	27,116,104
Radware Ltd. (a)	832,678	17,411,297
		64,348,239
Japan - 4.2%
Trend Micro, Inc.	623,354	20,581,830
Netherlands - 4.9%
AVG Technologies N.V. (a)	969,885	20,998,010
Gemalto N.V.	42,126	3,359,590
Gemalto N.V. - ADR	1	40
		24,357,640
Poland - 0.2%
Comp S.A. (a)	60,493	1,037,616
Republic of Korea - 4.7%
AhnLab, Inc. + (a)	564,980	23,246,957
United States - 69.4%
Barracuda Networks, Inc. (a)	508,012	19,543,222
Cisco Systems, Inc.	690,191	18,997,507
Exelis, Inc.	199,739	4,867,639
FireEye, Inc. (a)	636,460	24,981,055
Fortinet, Inc. (a)	659,727	23,057,459
Guidance Software, Inc. (a)	543,477	2,940,211
Imperva, Inc. (a)	376,539	16,078,215
Infoblox, Inc. (a)	1,073,404	25,622,153
IntraLinks Holdings, Inc. (a)	1,755,439	18,151,239
Juniper Networks, Inc.	878,580	19,838,336
ManTech International Corporation	114,570	3,888,506
Palo Alto Networks, Inc. (a)	156,984	22,932,223
Proofpoint, Inc. (a)	404,505	23,954,786
Qualys, Inc. (a)	496,377	23,071,603
Science Applicants International Corporation	368,025	18,898,084
Splunk, Inc. (a)	332,364	19,675,949
Symantec Corporation	733,952	17,148,788
The KEYW Holding Corporation (a) +	2,008,285	16,528,186

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2015 (Unaudited)
(Continued)

		Market
	Shares	Value
VASCO Data Security International, Inc. (a)	688,451	$14,829,235
WidePoint Corporation (a)	2,546,408	3,361,259
Zix Corporation (a)	962,136	3,781,194
		342,146,849

TOTAL COMMON STOCKS (Cost $484,039,378)		491,985,908
Total Investments (Cost $484,039,378) - 99.8%		491,985,908
Other Assets in Excess of Liabilities - 0.2%		1,093,436
TOTAL NET ASSETS - 100.0%		$493,079,344

(a)	Non-income producing security.
ADR	American Depositary Receipt.
+	Affiliated company as defined by the Investment Company Act of 1940.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2015 (Unaudited)

	PureFundsTM
	ISE Junior Silver
	(Small Cap	PureFundsTM
	Miners/Explorers)	ISE Cyber
	ETF	Security ETF
ASSETS
Investments in unaffiliated securities, at value*	$4,446,876	$452,210,765
Investments in affiliated securities, at value*	—	39,775,143
Total investments, at value	4,446,876	491,985,908
Foreign currency	95,829	50,539
Receivable for fund shares sold	—	6,690,057
Dividends and interest receivable	593	237,271
Receivable for investments sold	43,416	130,078
Total Assets	4,586,714	499,093,853

LIABILITIES
Payable for investments purchased	—	5,718,576
Management fees payable	2,759	295,933
Total Liabilities	2,759	6,014,509
Net Assets	$4,583,955	$493,079,344

NET ASSETS CONSIST OF:
Paid-in Capital	$9,680,122	$485,152,941
Undistributed (accumulated) net investment income (loss)	(33,872)	(35,753)
Accumulated net realized gain (loss) on investments	(2,080,396)	13,221
Net unrealized appreciation (depreciation) on:
Investments in securities	(2,981,890)	7,946,530
Foreign currency and translation of other assets and liabilities in foreign currency	(9)	2,405
Net Assets	$4,583,955	$493,079,344

*Identified Cost:
Investments in unaffiliated securities	$7,428,766	$442,258,942
Investments in affiliated securities	—	41,780,436
Foreign currency	95,829	50,844

Shares Outstanding^	650,000	17,650,000

Net Asset Value, Offering and Redemption Price per Share	$7.05	$27.94

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF OPERATIONS
For the period ended March 31, 2015 (Unaudited)

	PureFundsTM
	ISE Junior Silver	PureFundsTM
	(Small Cap	ISE Cyber
	Miners/Explorers)	Security
	ETF	ETF*
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$7,348	$555,734
Total Investment Income	7,348	555,734
Expenses:
Management fees	19,032	591,487
Total Expenses	19,032	591,487
Net Investment Income (Loss)	(11,684)	(35,753)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(1,071,874)	78,905
Affiliated investments	—	(9,465)
Foreign currency	(3,883)	(56,219)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities and foreign currency	(920,737)	7,946,530
Foreign currency	(2)	2,405
Net Realized and Unrealized Gain (Loss) on Investments	(1,996,496)	7,962,156
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,008,180)	$7,926,403

The accompanying notes are an integral part of these financial statements.

*	Fund commenced operations on November 11, 2014, the information presented is for the period from November 11, 2014 to March 31, 2015.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months
	ended	Year ended
	March 31,	September 30,
	2015	2014
OPERATIONS
Net investment income (loss)	$(11,684)	$(22,591)
Net realized gain (loss) on investments and In- Kind Redemptions	(1,075,757)	(455,854)
Net change in unrealized appreciation (depreciation) of investments	(920,739)	(1,393,197)
Net increase (decrease) in net assets resulting from operations	(2,008,180)	(1,871,642)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	—	(1,356)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(405,000)	7,113,000
Net increase (decrease) in net assets	$(2,413,180)	$5,240,002
NET ASSETS
Beginning of Period	$6,997,135	$1,757,133
End of Period	4,583,955	6,997,135
Undistributed net investment income (loss)	$(33,872)	$(22,188)

(a) Summary of share transactions is as follows:

	Six Months Ended		Year Ended
	March 31, 2015		September 30, 2014
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	600,000	$7,658,000
Shares Redeemed	(50,000)	(405,000)	(50,000)	(545,000)
	(50,000)	$(405,000)	550,000	$7,113,000

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

Period ended
March 31,
2015*
OPERATIONS
Net investment income (loss)	$(35,753)
Net realized gain (loss) on investments and In-Kind Redemptions	13,221
Net change in unrealized appreciation (depreciation) of investments	7,948,935
Net increase (decrease) in net assets resulting from operations	7,926,403
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	485,152,941
Net increase (decrease) in net assets	$493,079,344
NET ASSETS
Beginning of Period	$—
End of Period	493,079,344
Undistributed net investment income (loss)	$(35,753)

(a) Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2015
	Shares	Amount
Shares Sold	17,750,000	$487,794,635
Transaction Fees	—	24,306
Shares Redeemed	(100,000)	(2,666,000)
	17,650,000	$485,152,941

*Fund commenced operations on November 11, 2014. The information presented is for the period from November 11, 2014 to March 31, 2015.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months
	Ended		Year	Period
	March 31,		Ended	Ended
	2015		September	September
	(unaudited)		30, 2014	30, 20131

Net Asset Value, Beginning of Period	$10.00		$11.71	$20,000
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.09)		(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.86)		(1.64)	(8.27)
Total from investment operations	(2.95)		(1.70)	(18.29)
Less Distributions:
Distributions from net investment income	—		(0.01)	—
Total distributions	—		(0.01)	—
Net asset value, end of period	$7.05		$10.00	$11.71
Total Return	-29.50	%3	-14.52%	-41.45	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$4,584		$6,997	$1,757

Expenses to Average Net Assets	0.69	%4	0.69%	0.69	%4
Net Investment Income (Loss) to Average Net Assets	-1.57	%4	-0.52%	-0.21	%4
Portfolio Turnover Rate	25	%3	44%	69	%3

1 Commencement of operations on November 29, 2012.
2 Calculated based on average shares outstanding during the period.
3 Not annualized.
4 Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period
	Ended
	March 31,
	20151
	(unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	—	5
Net realized and unrealized gain (loss) on investments	2.94
Total from investment operations	2.94
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$27.94
Total Return	11.75	%3
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$493,079
Expenses to Average Net Assets	0.75	%4
Net Investment Income (Loss) to Average Net Assets	-0.05	%4
Portfolio Turnover Rate	6	%3

1 Commencement of operations on November 11, 2014.
2 Calculated based on average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Actual Rate is less than $0.005/share

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFunds™ ISE Cyber Security ETF (each a “Fund”, or collectively the “Funds”) are series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. The PureFundsTM ISE Cyber Security ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the ISE Cyber SecurityTM Index. PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF commenced operations on November 29, 2012 and PureFunds™ ISE Cyber Security ETF commenced operations on November 11, 2014.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange1 or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2015, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

1	For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,446,876	$—	$—	$4,446,876
Total Investments in
Securities	$4,446,876	$—	$—	$4,446,876

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$491,985,908	$—	$—	$491,985,908
Total Investments in
Securities	$491,985,908	$—	$—	$491,985,908

^ See Schedule of Investment for classifications by sector or country

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Funds did not have any transfers between levels during the period ended March 31, 2015.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for PureFundsTM ISE Cyber Security ETF on a monthly basis and for PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF on a quarterly basis and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

I.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to- Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging, in consultation with Esposito Partners, LLC and Penserra Capital Management, LLC (the “Sub-Advisors” to PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFundsTM ISE Cyber Security ETF, respectively), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

The Trust, on behalf of the PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF, has contracted with PureShares, LLC (the “Business Manager”) to manage the business affairs and provide office facilities and equipment and certain clerical, bookkeeping and administrative services for PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF. The Business Manager bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Business Manager at an annual rate of 0.69% of the Fund’s average daily net assets. The Business Manager has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.69% of the Fund’s average daily net assets. Pursuant to this agreement, the Business Manager is subject to certain requirements that, if not met by the Business Manager or waived by the third party, would permit the third party to terminate the agreement. If the agreement is terminated, the Business Manager may not be able to perform its obligations under the Business Management Agreement.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

Under the Investment Advisory Agreement with PureFunds ISE Cyber Security ETF, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with PureShares, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor and assumes the obligation of the Advisor to pay all expenses of the Fund, except Excluded Expenses. Although the Sponsor has agreed to be responsible for the payment of certain expenses of the Fund, the Advisor retains the ultimate obligation to the Fund to pay such expenses. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. PureShares, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transations, for the period ended March 31, 2015:

	Purchases	Sales
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$1,506,603	$1,666,975
PureFunds™ ISE Cyber Security ETF	33,537,623	14,411,441

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2015:

	Purchases	Sales

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$—	$406,625
PureFunds™ ISE Cyber Security ETF	467,221,648	2,513,077

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2015.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2014 were as follows:

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF

Cost of investments	$9,133,147
Gross tax unrealized appreciation	90,651
Gross tax unrealized depreciation	(2,217,342)
Net tax unrealized appreciation	(2,126,691)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(961,289)
Total Accumulated (loss)	(3,087,980)

Since PureFunds™ ISE Cyber Security ETF does not have a full fiscal year, the tax cost is the same as shown in the Statement of Assets and Liabilities.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF paid distributions from ordinary income $-, and $1,356 for the period ended March 31, 2015 and the year ended September 30, 2014 respectively.

PureFunds ISE Cyber Security ETF has paid no distributions to shareholders for the period from November 11, 2014 to March 31, 2015.

NOTE 6 – INVESTMENTS IN AFFILIATES

PureFunds ISE Cyber Security ETF

PureFunds™ Cyber Security ETF owned 5% or more of the voting securities of the following companies during the period ended March 31, 2015.  As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
	Balance			Balance		Value
	November 11,			March 31,	Dividend	March 31,
Security Name	20141	Purchases	Sales	2015	Income	2015
AhnLab, Inc.	—	564,980	—	564,980	$—	$23,246,957
The KEYW Holding Corporation	—	2,016,025	(7,740)	2,008,285	—	16,528,186
					$—	$39,775,143

1 Commencement of operations

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 16, 2014, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement between Factor Advisors, LLC (the “Advisor”) and the Trust, on behalf of PureFunds ISE Cyber Security ETF (the “Fund”; and

●	the Sub-Advisory Agreement between the Advisor, the Trust and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Funds.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Adviser.

Prior to the meeting held on October 16, 2014, the Board, including the Independent Trustees, reviewed written materials from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to Fund shareholders by the Advisor and the Sub-Adviser; (ii) the Advisor and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Advisor and the Sub-Adviser; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds proposed to be managed by the Advisor and Sub-Adviser grow and whether the proposed advisory fee for the Funds reflects these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Advisor and Sub-Adviser and their affiliates resulting from services rendered to the Funds.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited) (continued)

Prior to and at the meeting held on October 16, 2014, representatives from the Advisor and the Sub-Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Advisor’s and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Advisor and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Advisor and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Funds. The representatives also discussed the rationale for launching the Funds, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meetings and the Advisor and Sub-Adviser’s oral presentations and any other information that the Board received at the meetings, and deliberated on the approval of the Agreements in light of this information.  In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Advisor and the Sub-Adviser

The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Factor Advisors noting that Factor Advisors will be providing investment management services to the Fund.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the qualifications of the Advisor’s Chief Compliance Officer and the firm’s compliance history. The Board also considered the Advisor’s experience working with exchange-traded funds. The Advisor’s registration form (“Form ADV”) was provided to the Board, as was the response of the Advisor to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund by the Advisor, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited) (continued)

The Trustees then considered the scope of services to be provided under the Investment Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; reviewing the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor and the Sub-Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable funds, and concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Fund’s other operating expenses, would be paid by the Advisor. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Fund.

The Board determined that the Advisor is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that such economies of scale are currently shared with Fund shareholders through the Advisor’s low advisory fee, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

The Board then reviewed the advisory fee to be paid by the Advisor to the Sub-Adviser for its services as Sub-Adviser to the Funds. The Board considered that the fees paid to the Sub-Adviser would be paid by the Advisor from the advisory fee the Advisor will receive and noted that the fee reflected an arms-length negotiation between the Advisor and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Advisor’s and Sub-Adviser’s fees are reasonable in light of the services that the Advisor and Sub-Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years and the Sub-Adviser Agreement for an initial term of one year.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended March 31, 2015 (Unaudited)

As a shareholder of PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF  and PureFunds™ ISE Cyber Security ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015) for PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF or the period since inception (November 11, 2014 to March 31, 2015) for PureFundsTM ISE Cyber Security ETF.

Actual Expenses

The first line of each table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Funds’ shares.  Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended March 31, 2015 (Unaudited)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning	Ending
	Account	Account
	Value	Value	Expenses Paid
	October 1,	March 31,	During the
	2014	2015	Period^
Actual	$1,000	$705	$2.93

Hypothetical (5% annual)	$1,000	$1,021	$3.48

PureFunds™ ISE Cyber Security ETF

	Beginning	Ending
	Account	Account
	Value	Value	Expenses Paid
	November 11,	March 31,	During the
	20141	2015	Period^
Actual	$1,000	$1,118	$2.82

Hypothetical (5% annual)	$1,000	$1,016	$2.69

^ The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period (period from November 11, 2014 to March 31, 2015 in the case of PureFunds ISE Cyber Security ETF), and divided by the number of days in the most recent six month period (period from November 11, 2014 to March 31, 2015 in the case of PureFunds ISE Cyber Security ETF).

1 Fund Commencement

PureFunds™ ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website at www.pureetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.pureetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PureFunds™ ETFs

PRIVACY POLICY
(Unaudited)

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and

●	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Advisor
Factor Advisors, LLC
35 Beechwood Rd, Suite 2B, Summit, NJ 07901

Sub-Adviser - SILJ
Esposito Partners, LLC
300 Crescent Court, Suite 650, Dallas, Texas 75201

Sub-Adviser - HACK
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Business Manager - SILJ
PureShares, LLC
2 Central Avenue, Suite 2B, Madison, NJ 07940

Index Provider
International Securities Exchange, LLC
60 Broad Street, New York, NY 10004

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
ReedSmith, LLP
1301 K Street NW, Suite 1000, Washington, DC 20006-1806

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FactorShares Trust

By (Signature and Title)  /s/ Samuel Masucci III
                                        Samuel Masucci III, Principal Executive Officer

Date  June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci III
                                          Samuel Masucci III, Principal Executive Officer

Date  June 8, 2015

By (Signature and Title)*  /s/ John A. Flanagan                 ______________
                                          John A. Flanagan, Principal Financial Officer
Date  June 8, 2015

* Print the name and title of each signing officer under his or her signature.